Themes ETF Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

March 3, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re	Themes ETF Trust (the “Trust”)
File Nos. 811-23872 and 333-271700
Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in Appendix A, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on February 27, 2026.

If you have any additional questions or require further information, please do not hesitate to contact me at nicole.washington@usbank.com.

Sincerely,

/s/ Nicole Washington
Nicole Washington
U.S. Bank Global Fund Services,
as Administrator for the Trust

Appendix A
Leverage Shares 2X Long AAL Daily ETF
Leverage Shares 2X Long ADBE Daily ETF
Leverage Shares 2X Long AMD Daily ETF
Leverage Shares 2X Long ARM Daily ETF
Leverage Shares 2X Long ASML Daily ETF
Leverage Shares 2X Long AVGO Daily ETF
Leverage Shares 2X Long BBAI Daily ETF
Leverage Shares 2X Long BLSH Daily ETF
Leverage Shares 2X Long BMNR Daily ETF
Leverage Shares 2X Long BA Daily ETF
Leverage Shares 2X Long BULL Daily ETF
Leverage Shares 2X Long COIN Daily ETF
Leverage Shares 2X Long COST Daily ETF
Leverage Shares 2X Long CRCL Daily ETF
Leverage Shares 2X Long CRM Daily ETF
Leverage Shares 2X Long CRWV Daily ETF
Leverage Shares 2X Long FIG Daily ETF
Leverage Shares 2X Long FUTU Daily ETF
Leverage Shares 2X Long GLXY Daily ETF
Leverage Shares 2X Long HOOD Daily ETF
Leverage Shares 2X Long MP Daily ETF
Leverage Shares 2X Long NBIS Daily ETF
Leverage Shares 2X Long NVDA Daily ETF
Leverage Shares 2X Long PANW Daily ETF
Leverage Shares 2X Long PLTR Daily ETF
Leverage Shares 2X Long PYPL Daily ETF
Leverage Shares 2X Long RTX Daily ETF
Leverage Shares 2X Long TSLA Daily ETF
Leverage Shares 2X Long TSM Daily ETF
Leverage Shares 2X Long UNH Daily ETF
Leverage Shares 2X Long XYZ Daily ETF